Northwestern Mutual Series Fund, Inc.

Supplement dated February 4, 2013

to the

Statutory Prospectus Dated May 1, 2012

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2012, as supplemented on May 22, 2012, June 29, 2012, July 10, 2012, August 14, 2012, August 29, 2012, December 10, 2012 and January 2, 2013 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Updates

Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios

Effective February, 1, 2013, Daniel J. Meehan replaces R. David Ells as co-portfolio manager for the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios. Accordingly, the summaries for the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios contained in the Prospectus are hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of each such summary with the following information:

“Portfolio Manager: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.”

In addition, the information about Mr. Ells contained in the “Index 500 Stock Portfolio,” “Index 400 Stock Portfolio” and “Index 600 Stock Portfolio” paragraphs of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deleted as of such date.

Balanced and Asset Allocation Portfolios

Effective February, 1, 2013, Daniel J. Meehan replaces R. David Ells and Michael Holloway as lead portfolio manager for the Balanced and Asset Allocation Portfolios. Accordingly, the summaries for the Balanced and Asset Allocation Portfolios contained in the Prospectus are hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of each such summary with the following information:

“Portfolio Managers: Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

In addition, the following information replaces the corresponding information under the “Balanced Portfolio/Asset Allocation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“The Balanced Portfolio and Asset Allocation Portfolio are each managed by the same team of Mason Street Advisors portfolio managers (listed below), who are each individually responsible for decisions about the purchase and sale of securities for the portion of each Portfolio assigned to him or her, subject to the allocation of each Portfolio’s assets across asset categories under the direction and final approval of the Portfolio’s lead portfolio manager, Mr. Meehan.

Daniel J. Meehan is the lead manager for each Portfolio and has primary responsibility for allocating the international equity portion of each Portfolio among the Underlying Portfolios. For Mr. Meehan’s biographical information, please refer to “Growth Stock Portfolio,” above.

Mary R. Linehan has primary responsibility for the large cap portion of each Portfolio. For Ms. Linehan’s biographical information, please refer to “Large Cap Core Stock Portfolio,” above.

Curtis J. Ludwick has primary responsibility for the mid cap portion of each Portfolio. For Mr. Ludwick’s biographical information, please refer to “Mid Cap Growth Stock Portfolio,” above.

Andy Eng has primary responsibility for the small cap portion of each Portfolio. For Mr. Eng’s biographical information, please refer to “Small Cap Growth Stock Portfolio,” above.

Steven J. Lyons manages the investment grade bond portion of each Portfolio. For Mr. Lyons’ biographical information, please refer to “Select Bond Portfolio,” above.

Andrew T. Wassweiler has primary responsibility for the high yield bond portion of each Portfolio. For Mr. Wassweiler’s biographical information, please refer to “High Yield Bond Portfolio,” above.”

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Supplement dated February 4, 2013

to the

Summary Prospectus for the Index 500 Stock Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Index 500 Stock Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (“Summary Prospectus”), a copy of which you already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective February, 1, 2013, Daniel J. Meehan replaces R. David Ells as co-portfolio manager for the Index 500 Stock Portfolio. The “PORTFOLIO MANAGEMENT” section of Summary Prospectus is hereby amended with the following information:

“Portfolio Manager: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.”

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Supplement dated February 4, 2013

to the

Summary Prospectus for the Index 400 Stock Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Index 400 Stock Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (“Summary Prospectus”), a copy of which you already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective February, 1, 2013, Daniel J. Meehan replaces R. David Ells as co-portfolio manager for the Index 400 Stock Portfolio. The “PORTFOLIO MANAGEMENT” section of Summary Prospectus is hereby amended with the following information:

“Portfolio Manager: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.”

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Supplement dated February 4, 2013

to the

Summary Prospectus for the Index 600 Stock Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Index 600 Stock Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (“Summary Prospectus”), a copy of which you already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective February, 1, 2013, Daniel J. Meehan replaces R. David Ells as co-portfolio manager for the Index 600 Stock Portfolio. The “PORTFOLIO MANAGEMENT” section of Summary Prospectus is hereby amended with the following information:

“Portfolio Manager: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.”

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement dated February 4, 2013

to the

Summary Prospectus for the Balanced Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Balanced Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (“Summary Prospectus”), as supplemented on December 10, 2012, a copy of which you already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective February, 1, 2013, Daniel J. Meehan replaces R. David Ells and Michael Holloway as lead portfolio manager for the Balanced Portfolio. The “PORTFOLIO MANAGEMENT” section of Summary Prospectus is hereby amended with the following information:

“Portfolio Managers: Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement dated February 4, 2013

to the

Summary Prospectus for the Asset Allocation Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Asset Allocation Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (“Summary Prospectus”), as supplemented on December 10, 2012, a copy of which you already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective February, 1, 2013, Daniel J. Meehan replaces R. David Ells and Michael Holloway as lead portfolio manager for the Asset Allocation Portfolio. The “PORTFOLIO MANAGEMENT” section of Summary Prospectus is hereby amended with the following information:

“Portfolio Managers: Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”